Revenue from Contracts with Customers - Net Sales by Core End Market and Application (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Disaggregation of Revenue [Line Items]
Net sales	$ 164,449	$ 159,802	$ 416,099	$ 475,485	$ 650,089	$ 724,311
Automotive
Disaggregation of Revenue [Line Items]
Net sales	113,902	99,074	279,759	289,681	395,277
Industrial
Disaggregation of Revenue [Line Items]
Net sales	23,654	21,358	65,710	56,095	78,399
Other
Disaggregation of Revenue [Line Items]
Net sales	$ 26,893	15,070	$ 70,630	53,399	68,622
Wafer foundry products
Disaggregation of Revenue [Line Items]
Net sales		16,634		49,622	72,370
Distribution of Sanken products
Disaggregation of Revenue [Line Items]
Net sales		$ 7,666		$ 26,688	$ 35,421